Summary of significant accounting policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of group's fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis

				Total
				December 31,	June 30,
	Level 1	Level 2	Level 3	2025	2025

	(unaudited)
Assets
Cryptocurrencies	$8,274,781	$—	$—	$8,274,781	$—

Liabilities
Convertible debentures	$—	$—	$(14,433,480)	$(14,433,480)	$—

Schedule represents the EPS of the company

	For the six months	For the six months
	ended	ended
	December 31, 2025	December 31, 2024
	(unaudited)	(unaudited)
Net loss	$(18,383,216)	$(2,805,331)
Basic and diluted loss per Ordinary Share	(13.33)	(20.55)
Weighted average number of Class A Ordinary Shares outstanding - basic and diluted	1,379,066	136,520